National Collegiate Student Loan Trust 2006-4

Closing Date: December 7, 2006
Monthly Distribution Report

Collection Period				05/01/07	to	05/31/07
Monthly Distribution Date				06/25/07
Volume 5

I	Asset and Liability Summary

A.		Student Loan Portfolio					04/30/07		Change		05/31/07
	1	Student Loan Principal					$731,902,707.14		$(2,136,814.68)		$729,765,892.46
	2	Student Loan Accrued Interest					$7,830,665.44		$5,947,680.01		$13,778,345.45
	3	Pool Balance					$739,733,372.58		$3,810,865.33		$743,544,237.91

	4	Weighted Average Coupon (WAC)					10.75%		0.00%		10.75%
	5	Weighted Average Maturity (WAM)					261.6 Months		-1.3 Months		260.3 Months
	6	Number of Loans					56,825		-135		56,690
	7	Number of Borrowers					54,655		-129		54,526

B.		Trust Accounts and TERI Pledge Fund (at market value)					04/30/07		Change		05/31/07
	1	Collection Account + Collections Receivable					$3,163,014.04		$23,058.81		$3,186,072.85
	2	Reserve Account					$189,784,830.06		$(6,289,577.88)		$183,495,252.18
	3	Total Trust Accounts					$192,947,844.10		$(6,266,519.07)		$186,681,325.03

	4	TERI Pledge Fund					$46,502,732.85		$(181,383.03)		$46,321,349.82

	5	Total Trust Accounts + TERI Pledge Fund					$239,450,576.95		$(6,447,902.10)		$233,002,674.85

	6	Pool Balance + Trust Accounts					$932,681,216.68		$(2,455,653.74)		$930,225,562.94

	7	Pool Balance + Trust Accounts + TERI Pledge Fund					$979,183,949.53		$(2,637,036.77)		$976,546,912.76

	8	Reserve Account Balance after the 06/25/07 Monthly Distribution Date will be $176,330,000.00.

C.		Securities	Cusip	Index	Spread	Initial Debt Issued	04/30/07	Change	05/31/07	Change	06/25/07	% of Securities
	1	Class A-1	63543WAA9	1M LIBOR	0.03%	$285,000,000.00	$270,606,175.25	$(4,136,177.20)	$266,469,998.05	$(4,611,356.45)	$261,858,641.60	26.14%
	2	Class A-2	63543WAB7	1M LIBOR	0.14%	$256,000,000.00	$256,000,000.00	$-	$256,000,000.00	$-	$256,000,000.00	25.55%
	3	Class A-3	63543WAC5	1M LIBOR	0.26%	$134,000,000.00	$134,000,000.00	$-	$134,000,000.00	$-	$134,000,000.00	13.38%
	4	Class A-4	63543WAD3	1M LIBOR	0.31%	$200,000,000.00	$200,000,000.00	$-	$200,000,000.00	$-	$200,000,000.00	19.96%
	5	Class A-IO	63543WAE1	Fixed	6.35%	(a)	(a)	$-	(a)	$-	(a)	0.00%
	6	Class B	63543WAF8	1M LIBOR	0.34%	$52,000,000.00	$52,000,000.00	$-	$52,000,000.00	$-	$52,000,000.00	5.19%
	7	Class C	63543WAG6	1M LIBOR	0.45%	$51,000,000.00	$51,000,000.00	$-	$51,000,000.00	$-	$51,000,000.00	5.09%
	8	Class D	63543WAH4	1M LIBOR	1.10%	$47,000,000.00	$47,000,000.00	$-	$47,000,000.00	$-	$47,000,000.00	4.69%
	9	Total Securities				$1,025,000,000.00	$1,010,606,175.25	$(4,136,177.20)	$1,006,469,998.05	$(4,611,356.45)	$1,001,858,641.60	100.00%
	(a)	The initial notional amount, in effect thru the October 2011 Distribution Date, equals $200,000,000.

National Collegiate Student Loan Trust 2006-4

II	Transactions and Accruals	From 05/01/07 to 05/31/07

A.		Student Loan Cash Principal Activity
	1	Principal Payments Received	$(1,660,808.20)
	2	Principal Claims from Guarantor	$(191,906.49)
	3	Repurchased Principal	$-
	4	New Loan Additions	$-
	5	Other Adjustments (cancellations, consolidations and other)	$(404,281.54)
	6	Total Principal Collections	$(2,256,996.23)

B.		Student Loan Non-Cash Principal Activity
	1	Capitalized Interest	$125,618.94
	2	Realized Losses	$-
	3	Repurchased Principal	$-
	4	New Loan Additions	$-
	5	Other Adjustments	$(5,437.39)
	6	Total Non-Cash Principal Activity	$120,181.55

C.		Total Student Loan Principal Activity (II.A.6 + II.B.6)	$(2,136,814.68)

D.		Student Loan Cash Interest Activity
	1	Interest Payments Received	$(587,581.48)
	2	Interest Claims from Guarantor	$(3,471.92)
	3	Repurchased Interest	$-
	4	New Loan Additions	$-
	5	Other Adjustments (cancellations, consolidations and other)	$(4,701.28)
	6	Total Interest Collections	$(595,754.68)

E.		Student Loan Non-Cash Interest Activity
	1	Interest Accruals	$6,670,515.03
	2	Capitalized Interest	$(125,618.94)
	3	Realized Losses	$-
	4	Repurchased Interest	$-
	5	Other Adjustments	$(1,461.40)
	6	Total Non-Cash Interest Activity	$6,543,434.69

F.		Total Student Loan Interest Activity (II.D.6 + II.E.6)	$5,947,680.01

G.		Student Loan Late Fees Activity
	1	Cash Late Fees	$(688.60)
	2	Non-Cash Late Fees	$1,336.61
	3	Net Late Fees Activity (II.G.1 + II.G.2)	$648.01

III	Prepayment Data1/0/1900 01/00/00

Prepayment Rate (1)%

	(1) The Prepayment Rate will be published on a semi-annual cycle. The initial measurement will be as of June 30, 2007.

National Collegiate Student Loan Trust 2006-4

IV	Collection Account Activity			From 05/01/07 to 05/31/07

A.		Collection Account
	1	Collections by Servicers			$2,657,372.50
	2	Claim Payments from Guarantor			$195,378.41
	3	Liquidation Proceeds and Recoveries			$-
	4	Sale Proceeds			$-
	5	Investment Earnings on Trust Accounts (1)			$797,131.98
	6	Excess of Required Reserve Amount Balance			$6,950,000.00
	7	Other Receipts (Late Fees and Other)			$688.61
	8	Prior Month Allocation and Adjustments			$312,643.83
	9	Advances or Reimbursements			$-
	10	Opening Balance and Post Sale Settlement			$-
	11	Total Available Funds			$10,913,215.33
	(1)	Includes GIC interest from 05/24/07 - 06/21/07.

B.		Allocations thru 05/31/07 with Payments and Distributions for 06/25/07	Total Available	Remaining	Reserve Transfer
			Funds	Funds
			$10,913,215.33	$10,913,215.33
	1	Payment of Trustee, Servicers, Administrators & Paying Agent Fees & Expenses:
		(a) Payment of Trustee Fees & Expenses	$3,000.00	$10,910,215.33	$-
		(b) Payment of Servicing Fees & Expenses	$309,577.41	$10,600,637.92	$-
		(c) Payment of Administration Fees & Expenses	$30,406.91	$10,570,231.01	$-
		(d) Payment of Irish Paying Agent Fees & Expenses	$-	$10,570,231.01	$-
		(e) Payment of Back-up Administration Fees & Expenses	$1,000.00	$10,569,231.01	$-
	2	Allocation of Trustee, Servicers, Administrators & Paying Agent Fees & Expenses:
		(a) Allocation of Trustee Fees & Expenses	$-	$10,569,231.01	$-
		(b) Allocation of Servicing Fees & Expenses	$88,147.91	$10,481,083.10	$-
		(c) Allocation of Administration Fees & Expenses	$-	$10,481,083.10	$-
		(d) Allocation of Irish Paying Agent Fees & Expenses	$-	$10,481,083.10	$-
		(e) Allocation of Back-up Administration Fees & Expenses	$-	$10,481,083.10	$-
	3	Payment to TERI Pledge Fund, additional Guaranty Fees	$-	$10,481,083.10	$-
	4	Payment of Interest Distribution Amount to Class A Securities:
		(a) Class A-1	$1,227,612.48	$9,253,470.62	$-
		(b) Class A-2	$1,203,626.67	$8,049,843.95	$-
		(c) Class A-3	$643,870.00	$7,405,973.95	$-
		(d) Class A-4	$969,611.11	$6,436,362.84	$-
		(e) Class A-IO	$1,058,333.33	$5,378,029.51	$-
	5	Payment of Interest Distribution Amount to Class B Securities	$253,442.22	$5,124,587.29	$-
	6	Payment of Interest Distribution Amount to Class C Securities	$253,399.17	$4,871,188.12	$-
	7	Payment of Interest Distribution Amount to Class D Securities	$259,831.67	$4,611,356.45	$-
	8	Transfer to Reinstate Reserve Account up to Required Reserve Amount Balance	$-	$4,611,356.45	$-
	9	Payment to TERI, to Purchase Rehabilitated Loans	$-	$4,611,356.45	$-
	10	Payment of Principal Distribution:
		(a) Class A-1	$4,611,356.45	$-	$-
		(b) Class A-2	$-	$-	$-
		(c) Class A-3	$-	$-	$-
		(d) Class A-4	$-	$-	$-
		(e) Class B Interest Carryover Shortfall	$-	$-	$-
		(f) Class B	$-	$-	$-
		(g) Class C Interest Carryover Shortfall	$-	$-	$-
		(h) Class C	$-	$-	$-
		(i) Class D Interest Carryover Shortfall	$-	$-	$-
		(j) Class D	$-	$-	$-
	11	Payment of any remaining Interest Carryover Shortfall to Class B Noteholders	$-	$-	$-
	12	Payment of any remaining Interest Carryover Shortfall to Class C Noteholders	$-	$-	$-
	13	Payment of any remaining Interest Carryover Shortfall to Class D Noteholders	$-	$-	$-
	14	Payment of the following:	$-	$-	$-
		(a) Unreimbursed Advances	$-	$-	$-
		(b) Payment of Indenture Trustee Fees & Expenses, in excess of maximum amounts specified	$-	$-	$-
		(c) Payment of Irish Paying Agent Fees & Expenses, in excess of maximum amounts specified	$-	$-	$-
		(d) Payment of Owner Trustee Fees & Expenses, in excess of maximum amounts specified	$-	$-	$-
		(e) Payment of Back-up Administration Fees & Expenses, in excess of maximum amounts specified	$-	$-	$-
		(f) Payment of Indemnities, Fees & Expenses of the Servicers	$-	$-	$-
		(g) Payment of Administration Fees & Expenses allocated to the Notes	$-	$-	$-
	15	Remaining Amounts of Principal, if a Turbo Trigger is in effect	$-	$-	$-
	16	Payment of any Prepayment Penalties to Class A-IO Noteholders previously unpaid	$-	$-	$-
	17	Payment of structuring advisory fees and then to the Certificateholders, any remaining amounts	$-	$-	$-

National Collegiate Student Loan Trust 2006-4

V	Parity Calculations (excludes TERI Pledge Fund)					04/30/07		05/31/07

1	Senior Parity ((Pool Balance + Trust Accounts) / Class A Securities)					108.37%		108.61%
2	Total Parity ((Pool Balance + Trust Accounts) / Securities) (a)					92.29%		92.42%
(a) Parity ratio calculations include all Securities.

VI	Portfolio Characteristics by Payment Status

		WAC		# of Loans		%		Principal Amount		%

Payment Status		04/30/07	05/31/07	04/30/07	05/31/07	04/30/07	05/31/07	04/30/07	05/31/07	04/30/07	05/31/07
Interim (1)
	In School	10.80%	10.80%	50,387	49,803	88.67%	87.85%	$651,555,586.26	$644,235,786.71	89.02%	88.28%
Total Interim				50,387	49,803	88.67%	87.85%	$651,555,586.26	$644,235,786.71	89.02%	88.28%
Repayment
	Active
	Current	10.30%	10.32%	5,997	6,128	10.55%	10.81%	$74,480,451.47	$75,428,339.92	10.18%	10.34%
	31-60 Days Delinquent	10.71%	10.95%	99	325	0.17%	0.57%	$1,293,393.40	$4,322,428.08	0.18%	0.59%
	61-90 Days Delinquent	11.19%	11.28%	84	108	0.15%	0.19%	$1,119,664.82	$1,390,738.11	0.15%	0.19%
	91-120 Days Delinquent	10.97%	11.61%	28	46	0.05%	0.08%	$344,275.72	$592,674.64	0.05%	0.08%
	121-150 Days Delinquent	10.53%	10.19%	27	10	0.05%	0.02%	$248,043.15	$227,412.31	0.03%	0.03%
	151-180 Days Delinquent	11.43%	11.30%	19	36	0.03%	0.06%	$297,687.03	$329,588.35	0.04%	0.05%
	> 180 Days Delinquent	11.45%	11.29%	24	38	0.04%	0.07%	$389,727.05	$600,075.79	0.05%	0.08%

	Forbearance	10.87%	10.97%	160	196	0.28%	0.35%	$2,173,878.24	$2,638,848.55	0.30%	0.36%
Total Repayment				6,438	6,887	11.33%	12.15%	$80,347,120.88	$85,530,105.75	10.98%	11.72%

Grand Total				56,825	56,690	100.00%	100.00%	$731,902,707.14	$729,765,892.46	100.00%	100.00%
(1) Loans in Interim Status have not yet had a scheduled payment.

VII	Portfolio Characteristics by Borrower Type and Program Type

			04/30/07		05/31/07
Borrower Type			Principal Amount	%	Principal Amount	%

1		Creditworthy Cosigned Loans	$611,026,799.15	83.48%	$609,347,139.13	83.50%
2		Creditworthy Non-Cosigned Loans	$120,172,479.98	16.42%	$119,715,479.22	16.40%
3		Creditready Loans	$703,428.01	0.10%	$703,274.11	0.10%

Total			$731,902,707.14	100.00%	$729,765,892.46	100.00%

			04/30/07		05/31/07
Program Type			Principal Amount	%	Principal Amount	%

1		Continuing Education	$20,611,896.36	2.82%	$20,540,859.81	2.81%
2		Graduate	$68,986,256.92	9.43%	$68,798,142.47	9.43%
3		K-12	$14,648,048.29	2.00%	$14,276,906.22	1.96%
4		Medical	$2,391,300.19	0.33%	$2,391,875.42	0.33%
5		Undergraduate	$624,505,482.74	85.33%	$622,998,944.90	85.37%
6		Consolidation, Parent, Other	$759,722.64	0.10%	$759,163.64	0.10%

Total			$731,902,707.14	100.00%	$729,765,892.46	100.00%

National Collegiate Student Loan Trust 2006-4

VIII	Default Information, TERI Claims, Net Losses and Related Information

		04/30/07	05/31/07
		Principal Amount	Principal Amount
A.	Cumulative Claims Filed to TERI (1)	$499,686.29	$1,032,043.56

B.	Cumulative Gross Default Rate (2)	0.54%	1.04%

C.	Cumulative Claims Cancelled (Non-Default)	$16,304.35	$16,304.35

D.	Cumulative Default Rate after Claims Cancelled (3) (4)	0.53%	1.02%

E.	Cumulative Claim Payments Made	$169,040.41	$360,946.90

F.	Claims in Process	$314,341.53	$654,792.31

G.	Cumulative net loss, claims rejected, aged 24 months or more	$-	$-

H.	Has a Material Change to Charge-Off Method Occurred?	No	No

I.	Has a Material Change to Asset Terms, Fees, Penalties or Payments Occurred?	No	No

J.	Has a Material Breach of Pool Asset Representations or Warranties or Transaction	No	No
Covenants Occurred?

(1)	Cumulative principal balance of student loans subject to a TERI guaranty event as of the last day of the Collection Period.
(2)	Section VIII.A divided by the principal balance of all Student Loans that have entered repayment status plus cumulative principal payments received by the Trust.
(3)	Section VIII.A adjusted by (c) claims cancelled and returned to a non-default status divided by the cumulative principal balance defined in footnote (2).
(4)	Cumulative Default Rate is based on loans in repayment rather than financed student loans as of cutoff date as described in the Indenture.

IX	Triggers and Other Information

1	Has a change occurred in the notional amount of the Class A-IO? No - next change date is Nov 2011
2	Has Prepayment Penalty occurred on Class A-IO Notes? (The scheduled Reference Amount exceeds the notional amount on Distribution Date)? No - next change date is November 2011
3	Has a Required Reserve Amount Balance date occurred? Yes
4	Has the Stepdown Date of February 25, 2013 occurred (On or after Stepdown Date and if a Subordinate Note Trigger is in effect, Principal Distribution method will change)? No.
5
Note Parity Trigger (Pool Balance plus Reserve Account, at end of Collection period, is less than 101% of Outstanding Debt and Liquidity Notes after payments on Distribution Date on or after the Stepdown Date).

- Has Note Parity Trigger occurred? No
- If so, the date such trigger occurred.
- Is Note Parity Trigger currently in effect? No
6	Class B and C Note Interest Triggers (Cumulative Default Rate equals or exceeds set rates)(a)
- Has a Class B Note Interest Trigger occurred? No
- if so, the date the Class B Note Interest Trigger occurred.
- Is a Class B Note Interest Trigger currently in effect? No
- Has a Class C Note Interest Trigger occurred? No
- if so, the date the Class C Note Interest Trigger occurred.
- Is a Class C Note Interest Trigger currently in effect? No
7	Class D Note Interest Trigger
- Has a Class D Note Interest Trigger occurred? No
- if so, the date the Class D Note Interest Trigger occurred.
- Is a Class D Note Interest Trigger currently in effect? No
8	Subordinate Note Principal Trigger (Note Parity Trigger has occurred or Cumulative Gross Default Rate greater than 10% and TERI is no longer paying claims)(a)
- Has a Subordinate Note Principal Trigger occurred? No
- If so, the date such trigger occurred.
- Is a Subordinate Note Principal Trigger currently in effect? No
9
Turbo Trigger (Principal Balance of loans is equal to or less than 10% of the Principal Balance as of the cut off date or Cumulative Default Rate is greater than 10% and TERI is no longer paying claims)(a)

- Has a Turbo Trigger occurred? No
- If so, the date such trigger occurred.
- Is a Turbo Trigger currently in effect? No
10	Has an Event of Default occurred? No
11	Has the Parity Ratio reached its release point of 103%? No
12	Has Trust exceeded annual fees or expense cap to Service Providers? No
(a)	See VIII. Default Information, TERI Claims, Net Losses and Related Information (above) for Cumulative Default Rate and calculation.